Commitments and Contingencies (Details) - Schedule of future minimum payments under the non-cancelable operating leases - Manscaped Holdings, LLC [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) - Schedule of future minimum payments under the non-cancelable operating leases [Line Items]
2022	$ 1,669
2023	1,428
2024	1,431
2025	1,474
2026	1,519
Thereafter	1,432
Total	$ 8,953